Lease (Details) - Schedule of Remaining Lease Term and Discount Rate	Jun. 30, 2023
Schedule of Remaining Lease Term and Discount Rate [Abstract]
Weighted average remaining lease term (years)	2 years 1 month 24 days
Weighted average discount rate	6.92%